RECEIVABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Receivables
Summary of receivables

	September 30, 2013	December 31, 2012
Retail note receivables	$829,816	$903,644
Wholesale receivables	511,233	88,763
Finance lease receivables	57,524	62,615
Restricted receivables	11,077,753	9,573,535
Commercial revolving accounts receivables	287,055	226,039

Gross receivables	12,763,381	10,854,596
Less: allowance for credit losses	(109,252)	(122,320)

Total receivables, net	$12,654,129	$10,732,276

	2012	2011
Retail note receivables	$903,644	$731,807
Wholesale receivables	88,763	87,600
Finance lease receivables	62,615	53,391
Restricted receivables	9,573,535	8,566,514
Commercial revolving accounts receivables	226,039	82,098

Gross receivables	10,854,596	9,521,410
Less:
Unearned finance charges	—	(28,188)
Allowance for credit losses	(122,320)	(106,673)

Total receivables, net	$10,732,276	$9,386,549

Schedule of maturities of retail and other notes, finance leases, wholesale receivables and commercial revolving accounts receivables

2013	$5,651,523
2014	1,708,870
2015	1,452,937
2016	1,120,601
2017 and thereafter	920,665

Total receivables	$10,854,596

Summary of restricted and off-book receivables and the related retained interests

	Restricted Receivables		Off-Book Receivables		Retained Interests
	September 30, 2013	December 31, 2012	September 30, 2013	December 31, 2012	September 30, 2013	December 31, 2012
Retail note receivables	$7,259,999	$6,376,211	$18,474	$47,367	$2,769	$9,271
Wholesale receivables	3,807,735	3,176,410	—	—	—	—
Finance lease receivables	10,019	20,914	—	—	—	—

Total	$11,077,753	$9,573,535	$18,474	$47,367	$2,769	$9,271

	Restricted Receivables		Off-Book Receivables		Retained Interests
	2012	2011	2012	2011	2012	2011
Retail note receivables	$6,376,211	$5,454,279	$47,367	$108,476	$9,271	$17,289
Wholesale receivables	3,176,410	2,884,516	—	—	—	—
Finance lease receivables	20,914	47,000	—	—	—	—
Commercial revolving account receivables	—	180,719	—	—	—	—

Total	$9,573,535	$8,566,514	$47,367	$108,476	$9,271	$17,289

Schedule of allowance for credit losses activity

  Allowance for credit losses activity for the three months ended September 30, 2013 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$93,702	$7,661	$8,056	$109,419
Charge-offs	(2,567)	—	(1,478)	(4,045)
Recoveries	1,100	332	754	2,186
(Benefit) provision	(530)	1,177	1,244	1,891
Foreign currency translation and other	(238)	26	13	(199)

Ending balance	$91,467	$9,196	$8,589	$109,252

        Allowance for credit losses activity for the nine months ended September 30, 2013 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$102,560	$11,887	$7,873	$122,320
Charge-offs	(7,819)	(127)	(4,407)	(12,353)
Recoveries	2,882	573	2,349	5,804
(Benefit) provision	(5,166)	(3,102)	2,799	(5,469)
Foreign currency translation and other	(990)	(35)	(25)	(1,050)

Ending balance	$91,467	$9,196	$8,589	$109,252

Ending balance: individually evaluated for impairment	$19,213	$5,939	$—	$25,152

Ending balance: collectively evaluated for impairment	$72,254	$3,257	$8,589	$84,100

Receivables:
Ending balance	$8,157,358	$4,318,968	$287,055	$12,763,381

Ending balance: individually evaluated for impairment	$42,064	$30,274	$—	$72,338

Ending balance: collectively evaluated for impairment	$8,115,294	$4,288,694	$287,055	$12,691,043

        Allowance for credit losses activity for the three months ended September 30, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$67,463	$11,444	$10,179	$89,086
Charge-offs	(3,067)	(98)	(1,852)	(5,017)
Recoveries	1,063	64	894	2,021
Provision	6,765	3,596	1,719	12,080
Foreign currency translation and other	68	69	44	181

Ending balance	$72,292	$15,075	$10,984	$98,351

        Allowance for credit losses activity for the nine months ended September 30, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(24,456)	(136)	(6,220)	(30,812)
Recoveries	3,942	166	2,396	6,504
Provision	9,524	2,808	3,486	15,818
Foreign currency translation and other	49	74	45	168

Ending balance	$72,292	$15,075	$10,984	$98,351

Ending balance: individually evaluated for impairment	$27,878	$11,259	$—	$39,137

Ending balance: collectively evaluated for impairment	$44,414	$3,816	$10,984	$59,214

Receivables:
Ending balance	$6,963,049	$3,907,828	$314,260	$11,185,137

Ending balance: individually evaluated for impairment	$51,482	$81,935	$—	$133,417

Ending balance: collectively evaluated for impairment	$6,911,567	$3,825,893	$314,260	$11,051,720

        Allowance for credit losses activity for the year ended December 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(28,238)	(1,857)	(7,906)	(38,001)
Recoveries	5,206	312	3,276	8,794
Provision	42,135	1,245	1,198	44,578
Foreign currency translation and other	224	24	28	276

Ending balance	$102,560	$11,887	$7,873	$122,320

Ending balance: individually evaluated for impairment	$28,266	$9,512	$—	$37,778

Ending balance: collectively evaluated for impairment	$74,294	$2,375	$7,873	$84,542

Receivables:
Ending balance	$7,363,384	$3,265,173	$226,039	$10,854,596

Ending balance: individually evaluated for impairment	$48,195	$61,752	$—	$109,947

Ending balance: collectively evaluated for impairment	$7,315,189	$3,203,421	$226,039	$10,744,649

 Allowance for credit losses activity for the year December 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(28,238)	(1,857)	(7,906)	(38,001)
Recoveries	5,206	312	3,276	8,794
Provision	42,135	1,245	1,198	44,578
Foreign currency translation and other	224	24	28	276

Ending balance	$102,560	$11,887	$7,873	$122,320

Ending balance: individually evaluated for impairment	$28,266	$9,512	$—	$37,778

Ending balance: collectively evaluated for impairment	$74,294	$2,375	$7,873	$84,542

Receivables:
Ending balance	$7,363,384	$3,265,173	$226,039	$10,854,596

Ending balance: individually evaluated for impairment	$48,195	$61,752	$—	$109,947

Ending balance: collectively evaluated for impairment	$7,315,189	$3,203,421	$226,039	$10,744,649

        Allowance for credit losses activity for the year ended December 31, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(27,770)	(12,613)	(12,770)	(53,153)
Recoveries	5,850	447	3,431	9,728
Provision	33,353	(6,801)	6,301	32,853
Foreign currency translation and other	(1,323)	(18)	(144)	(1,485)

Ending balance	$83,233	$12,163	$11,277	$106,673

Ending balance: individually evaluated for impairment	$42,879	$10,101	$—	$52,980

Ending balance: collectively evaluated for impairment	$40,354	$2,062	$11,277	$53,693

Receivables:
Ending balance	$6,258,289	$2,972,116	$262,817	$9,493,222

Ending balance: individually evaluated for impairment	$73,920	$56,444	$265	$130,629

Ending balance: collectively evaluated for impairment	$6,184,369	$2,915,672	$262,552	$9,362,593

Schedule of comparative analysis for allowance for credit losses activity

	2012	2011	2010
Allowance for credit losses:
Beginning balance	$106,673	$118,730	$73,181
Cumulative effect from change in accounting for consolidation of certain VIE's	—	—	59,090

Adjusted beginning balance	106,673	118,730	132,271
Charge-offs	(38,001)	(53,153)	(94,201)
Recoveries	8,794	9,728	8,066
Provision	44,578	32,853	76,394
Foreign currency translation and other	276	(1,485)	(3,800)

Ending balance	$122,320	$106,673	$118,730

Schedule of aging of financing receivables

	September 30, 2013
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$18,337	$4,393	$15,789	$38,519	$6,712,737	$6,751,256	$3,808
Canada	$3,944	$483	$238	$4,665	$1,401,437	$1,406,102	$215
Wholesale
United States	$1,012	$1	$487	$1,500	$3,495,050	$3,496,550	$161
Canada	$139	$9	$163	$311	$822,107	$822,418	$36
Total
Retail	$22,281	$4,876	$16,027	$43,184	$8,114,174	$8,157,358	$4,023
Wholesale	$1,151	$10	$650	$1,811	$4,317,157	$4,318,968	$197

	December 31, 2012
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$18,676	$4,972	$21,736	$45,384	$6,047,807	$6,093,191	$2,994
Canada	$1,941	$326	$387	$2,654	$1,267,539	$1,270,193	$265
Wholesale
United States	$514	$28	$580	$1,122	$2,512,270	$2,513,392	$130
Canada	$284	$11	$783	$1,078	$750,703	$751,781	$313
Total
Retail	$20,617	$5,298	$22,123	$48,038	$7,315,346	$7,363,384	$3,259
Wholesale	$798	$39	$1,363	$2,200	$3,262,973	$3,265,173	$443

	2012
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$18,676	$4,972	$21,736	$45,384	$6,047,807	$6,093,191	$2,994
Canada	$1,941	$326	$387	$2,654	$1,267,539	$1,270,193	$265
Wholesale
United States	$514	$28	$580	$1,122	$2,512,270	$2,513,392	$130
Canada	$284	$11	$783	$1,078	$750,703	$751,781	$313
Total
Retail	$20,617	$5,298	$22,123	$48,038	$7,315,346	$7,363,384	$3,259
Wholesale	$798	$39	$1,363	$2,200	$3,262,973	$3,265,173	$443

	2011
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$21,547	$6,100	$30,720	$58,367	$5,162,963	$5,221,330	$3,257
Canada	$3,550	$975	$753	$5,278	$1,031,681	$1,036,959	$77
Wholesale
United States	$1,232	$1,967	$818	$4,017	$2,266,517	$2,270,534	$362
Canada	$57	$14	$287	$358	$701,224	$701,582	$56
Total
Retail	$25,097	$7,075	$31,473	$63,645	$6,194,644	$6,258,289	$3,334
Wholesale	$1,289	$1,981	$1,105	$4,375	$2,967,741	$2,972,116	$418

Schedule of recorded investment in impaired receivables and the related unpaid principal balances and allowances

	September 30, 2013			December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$8,006	$7,915	$—	$5,614	$5,597	$—
Canada	$2,065	$2,067	$—	$—	$—	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$31,411	$30,050	$19,030	$42,581	$37,475	$28,266
Canada	$582	$576	$183	$—	$—	$—
Wholesale
United States	$27,082	$25,852	$5,527	$58,826	$58,329	$9,000
Canada	$3,192	$3,177	$412	$2,926	$2,846	$512
Total
Retail	$42,064	$40,608	$19,213	$48,195	$43,072	$28,266
Wholesale	$30,274	$29,029	$5,939	$61,752	$61,175	$9,512

	2012			2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$5,614	$5,597	$—	$6,805	$6,791	$—
Canada	$—	$—	$—	$303	$303	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$42,581	$37,475	$28,266	$66,747	$61,300	$42,861
Canada	$—	$—	$—	$65	$65	$18
Wholesale
United States	$58,826	$58,329	$9,000	$55,167	$53,168	$9,690
Canada	$2,926	$2,846	$512	$1,277	$1,247	$411
Total
Retail	$48,195	$43,072	$28,266	$73,920	$68,459	$42,879
Wholesale	$61,752	$61,175	$9,512	$56,444	$54,415	$10,101

Schedule of average recorded investment in impaired receivables and the related interest income recognized

  For the three months ended September 30, 2013 and 2012, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a four-month average) and the related interest income recognized are as follows:

	2013		2012
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$8,030	$92	$4,585	$147
Canada	$1,556	$58	$—	$—
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$31,843	$163	$49,005	$485
Canada	$590	$—	$—	$—
Wholesale
United States	$28,468	$102	$73,473	$528
Canada	$3,267	$32	$5,655	$23
Total
Retail	$42,019	$313	$53,590	$632
Wholesale	$31,735	$134	$79,128	$551

        For the nine months ended September 30, 2013 and 2012, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a ten-month average) and the related interest income recognized are as follows:

	2013		2012
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$7,609	$224	$4,433	$411
Canada	$1,507	$100	$—	$—
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$32,193	$871	$49,558	$1,464
Canada	$482	$5	$—	$—
Wholesale
United States	$30,228	$656	$66,461	$1,381
Canada	$3,686	$92	$6,257	$188
Total
Retail	$41,791	$1,200	$53,991	$1,875
Wholesale	$33,914	$748	$72,718	$1,569

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$4,671	$88	$2,741	$390
Canada	$—	$—	$355	$9
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$51,751	$2,765	$81,927	$4,261
Canada	$—	$—	$71	$9
Wholesale
United States	$66,418	$2,301	$64,061	$2,226
Canada	$5,810	$278	$4,173	$153
Total
Retail	$56,422	$2,853	$85,094	$4,669
Wholesale	$72,228	$2,579	$68,234	$2,379

Schedule of receivables on nonaccrual status

	September 30, 2013			December 31, 2012
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$31,083	$25,852	$56,935	$29,130	$58,329	$87,459
Canada	$606	$3,177	$3,783	$122	$2,846	$2,968

	2012			2011
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$29,130	$58,329	$87,459	$54,798	$53,168	$107,966
Canada	$122	$2,846	$2,968	$676	$1,247	$1,923

Schedule of historical loss and delinquency amounts for the Company's managed receivables

	Principal Amount of Receivables at December 31,	Principal More Than 30 Days Delinquent at December 31,	Net Credit Losses for the Year Ending December 31,
2012
Type of receivable:
Retail and other notes and finance leases	$7,636,790	$53,245	$27,834
Wholesale	3,265,173	2,201	1,545

Total managed receivables	$10,901,963	$55,446	$29,379

Comprised of receivables:
Held in portfolio	$10,854,596
Sold	47,367

Total managed receivables	$10,901,963

2011
Type of receivable:
Retail and other notes and finance leases	$6,629,582	$71,683	$31,993
Wholesale	2,972,116	4,375	12,166

Total managed receivables	$9,601,698	$76,058	$44,159

Comprised of receivables:
Held in portfolio	$9,493,222
Sold	108,476

Total managed receivables	$9,601,698

Retail
Receivables
Schedule of breakdown of the portfolio by its credit quality indicators

	September 30, 2013	December 31, 2012
Titanium	$4,543,522	$4,038,596
Platinum	2,172,276	1,994,248
Gold	1,222,373	1,124,612
Silver	194,737	185,712
Bronze	24,450	20,216

Total	$8,157,358	$7,363,384

	2012	2011
Titanium	$4,038,596	$3,195,785
Platinum	1,994,248	1,837,604
Gold	1,124,612	999,950
Silver	185,712	197,108
Bronze	20,216	27,842

Total	$7,363,384	$6,258,289

Wholesale
Receivables
Schedule of breakdown of the portfolio by its credit quality indicators

	September 30, 2013	December 31, 2012
A	$2,493,088	$1,873,495
B	1,406,960	967,849
C	243,178	245,652
D	175,742	178,177

Total	$4,318,968	$3,265,173

	2012	2011
A	$1,873,495	$1,662,920
B	967,849	897,914
C	245,652	287,793
D	178,177	123,489

Total	$3,265,173	$2,972,116